UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Scharf Investments LLC
Address: 5619 Scotts Valley Drive
         Suite 140
         Scotts Valley, CA  95066

13F File Number:  028-13511

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Brian A. Krawez
Title:     President
Phone:     831-429-6513

Signature, Place, and Date of Signing:

  /s/  Brian A. Krawez     Scotts Valley, CA     May 15, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    37

Form 13F Information Table Value Total:    $1,872,316 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ADVANCE AUTO PARTS INC         COM              00751Y106    85137  1030092 SH       SOLE                   341912        0   688180
AFLAC INC                      COM              001055102    73625  1415329 SH       SOLE                   465851        0   949478
AMERICAN INTL GROUP INC        COM NEW          026874784    54107  1393786 SH       SOLE                   513307        0   880479
APACHE CORP                    COM              037411105    36988   479374 SH       SOLE                   163898        0   315476
APPLE INC                      COM              037833100    80279   181357 SH       SOLE                    62852        0   118505
BARRICK GOLD CORP              COM              067901108    54606  1857334 SH       SOLE                   674260        0  1183074
BERKSHIRE HATHAWAY INC DEL     CL B NEW         084670702    85196   817618 SH       SOLE                   269575        0   548043
CANADIAN NATL RY CO            COM              136375102      882     8797 SH       SOLE                        0        0     8797
CANADIAN PAC RY LTD            COM              13645T100    59675   457388 SH       SOLE                   148154        0   309234
CHECK POINT SOFTWARE TECH LT   ORD              M22465104    73813  1570816 SH       SOLE                   541715        0  1029101
CHEVRON CORP NEW               COM              166764100    76150   640883 SH       SOLE                   216397        0   424486
CVS CAREMARK CORPORATION       COM              126650100    93720  1704318 SH       SOLE                   565203        0  1139115
DISNEY WALT CO                 COM DISNEY       254687106      834    14675 SH       SOLE                        0        0    14675
DOLLAR GEN CORP NEW            COM              256677105    88387  1747461 SH       SOLE                   606548        0  1140913
ETFS PLATINUM TR               SH BEN INT       26922V101      825     5350 SH       SOLE                        0        0     5350
GENERAL ELECTRIC CO            COM              369604103      899    38890 SH       SOLE                        0        0    38890
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105      444     9455 SH       SOLE                        0        0     9455
HALLIBURTON CO                 COM              406216101    91957  2275600 SH       SOLE                   766670        0  1508930
INTERNATIONAL BUSINESS MACHS   COM              459200101    67088   314522 SH       SOLE                    98496        0   216026
JOHNSON & JOHNSON              COM              478160104    36467   447288 SH       SOLE                   155941        0   291347
LIFE TECHNOLOGIES CORP         COM              53217V109      556     8608 SH       SOLE                     8583        0       25
LOCKHEED MARTIN CORP           COM              539830109    57505   595781 SH       SOLE                   202686        0   393095
LOEWS CORP                     COM              540424108      397     9013 SH       SOLE                        0        0     9013
MARKET VECTORS ETF TR          GOLD MINER ETF   57060U100    22690   599476 SH       SOLE                   166890        0   432586
MCDONALDS CORP                 COM              580135101    37277   373927 SH       SOLE                    94664        0   279263
MCKESSON CORP                  COM              58155Q103    89973   833392 SH       SOLE                   269818        0   563574
MICROSOFT CORP                 COM              594918104    80355  2809620 SH       SOLE                   954641        0  1854979
NCR CORP NEW                   COM              62886e108    84934  3081802 SH       SOLE                  1062872        0  2018930
NOVARTIS A G                   SPONSORED ADR    66987V109    97681  1371147 SH       SOLE                   440406        0   930741
ORACLE CORP                    COM              68389X105    76236  2358043 SH       SOLE                   791855        0  1566188
SANOFI                         SPONSORED ADR    80105N105    80213  1570332 SH       SOLE                   512925        0  1057407
SCHLUMBERGER LTD               COM              806857108      434     5800 SH       SOLE                        0        0     5800
SUNCOR ENERGY INC NEW          COM              867224107      396    13180 SH       SOLE                        0        0    13180
THERMO FISHER SCIENTIFIC INC   COM              883556102    69838   913033 SH       SOLE                   326925        0   586108
TOTAL S A                      SPONSORED ADR    89151E109    35284   735393 SH       SOLE                   235565        0   499828
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209    74832  2634928 SH       SOLE                   872069        0  1762859
WISDOMTREE TRUST               JAPN HEDGE EQT   97717w851     2636    61039 SH       SOLE                    43413        0    17626
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